GOODWILL AND INTANGIBLE ASSETS - Components of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	$ 15,384	$ 14,107
Accumulated amortization of Intangible assets (excluding MSRs)	10,270	10,386
Net carrying amount of intangible assets (excluding MSRs)	5,114	3,721
Gross carrying amount, Mortgage servicing rights (MSRs)	1,564	1,781
Mortgage servicing rights (MSRs)	1,564	1,781
Gross carrying amount of Intangible assets	16,948	15,888
Accumulated amortization of intangible assets	10,270	10,386
Net carrying amount of intangible assets, balance at end of period	6,678	5,502
Intangible assets amortization expense	595	625	$ 756
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	579
2018	514
2019	478
2020	317
2021	321
Indefinite-lived intangible assets
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	210	284
Accumulated amortization of Intangible assets (excluding MSRs)	0	0
Net carrying amount of intangible assets (excluding MSRs)	210	284
Purchased credit card relationships
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	8,215	7,606
Accumulated amortization of Intangible assets (excluding MSRs)	6,549	6,520
Net carrying amount of intangible assets (excluding MSRs)	1,666	1,086
Credit card contract related intangibles
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	5,149	3,922
Accumulated amortization of Intangible assets (excluding MSRs)	2,177	2,021
Net carrying amount of intangible assets (excluding MSRs)	2,972	1,901
Core deposit intangibles
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	801	1,050
Accumulated amortization of Intangible assets (excluding MSRs)	771	969
Net carrying amount of intangible assets (excluding MSRs)	30	81
Other customer relationships
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	474	471
Accumulated amortization of Intangible assets (excluding MSRs)	272	252
Net carrying amount of intangible assets (excluding MSRs)	202	219
Present value of future profits
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	31	37
Accumulated amortization of Intangible assets (excluding MSRs)	27	31
Net carrying amount of intangible assets (excluding MSRs)	4	6
Other
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	504	737
Accumulated amortization of Intangible assets (excluding MSRs)	474	593
Net carrying amount of intangible assets (excluding MSRs)	$ 30	$ 144